Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the movement of the carrying value of the Group’s equity investments accounted for using the measurement alternative for the year ended December 31, 2021, 2022 and 2023:

	As of December 31,
	2021	2022	2023
	(RMB in thousands)
Long-term investment at the beginning of the year	264,151	212,700	212,700
Addition	16,700	—	—
Disposal	(67,475)	—	—
Impairment	—	—	(92,316)
Foreign currency translation adjustments	(676)	—	—
Long-term investment at the end of the year	212,700	212,700	120,384